Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Line Items]
Disclosure of detailed information about difference in income tax expense resulting from applying the Canadian federal and provincial income tax rates [text Block]
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to the loss before income taxes. These differences result from the following items:

	2017	2016	2015
	$	$	$

Net income (loss)	(3,297,578)	7,217,068	14,320,556

	26%	26%	26%

Income tax recovery at statutory rates	(857,370)	1,876,438	3,723,345
Non-taxable (deductible) expenses	80,641	26,375	19,159
Difference/change in tax rates	-	(671,958)	1,093,732
Difference in gain on disposition of Minco Resources	-	-	(6,662,076)
Reduction of tax attributes from sale of Minco Resources	-	-	6,668,881
Expiry of non-capital loss carry forward	-	-	300,755
Deferred income tax asset not recognized	791,748	(1,245,922)	(5,252,629)
Other	(15,019)	15,067	108,833

Provision for tax expenses	-	-	-

Disclosure of detailed information about unrecognised deferred income tax assets liabilities [text Block]
Deferred income taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The significant components of unrecognized deferred income tax assets and liabilities at December 31, 2017 and 2016 are as follows:

	2017	2016
	$	$

Deferred income tax assets (liabilities) not recognized
Non-capital loss	4,473,755	3,718,815
Resource expenditures	534,069	680,236
Capital assets	36,236	34,127
Investments	(832,557)	(1,043,545)
Capital loss	1,036,875	1,066,999

	5,248,378	4,456,631

Disclosure of detailed information about expiry of canadian non capital losses [text Block]
The Company has approximately $16,569,465 of operating losses in Canada. The expiries for Canadian non-capital loss carry forwards are as follows:

$

2026	1,442,234
2028	1,582,716
2029	1,270,045
2030	1,285,615
2031	1,933,078
2032	2,131,656
2033	1,535,838
2034	1,324,803
2035	1,201,864
2036	1,558,996
2037	1,302,620
16,569,465

Minco Silver Corp [Member]
Disclosure of income tax [Line Items]
Disclosure of detailed information about difference in income tax expense resulting from applying the Canadian federal and provincial income tax rates [text Block]
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the following items:

	2017	2016	2015
	$	$	$
Income (loss) before income taxes	(5,205,216)	(2,407,668)	6,680,947
Statutory income tax rate	26%	26%	26%
Expected tax recovery at statutory income tax rate	(1,353,356)	(625,994)	1,737,046
Non-deductible expenses and other items	584,008	509,573	63,663
Difference in tax rates	(68,431)	4,524	(607,441)
Expiry of losses	2,785,786
Temporary differences from acquisition transaction	-	-	(3,435,860)
Change in deferred income tax asset not recognized	(2,074,518)	(95,308)	2,858,979
Foreign exchange	126,511	207,205	(616,387)

Income tax expense	-	-	-

Disclosure of detailed information about unrecognised deferred income tax assets liabilities [text Block]
Deferred income taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The significant components of unrecognized deferred income tax assets and liabilities at December 31, 2017 and 2016 are as follows:

	2017	2016
	$	$
Deferred income tax assets not recognized
Non-capital losses	2,928,079	5,188,584
Mineral interests	1,799,358	1,613,372
	4,727,437	6,801,956

Disclosure of detailed information about expiry of canadian non capital losses [text Block]
The Company has non-capital losses carried forward for Canadian income tax purposes which expire as follows:

$
2030	1,614,942
2031	1,880,258
2032	2,229,724
2034	1,470,692
2036	954,126
2037	968,168
9,117,910

The Company’s Chinese subsidiaries have non-capital losses carried forward for China income tax purposes which expire as follows:

$
2018	1,052,339
2019	239,772
2020	224,763
2021	7,342
2022	419,370
1,943,586